Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Income Tax Disclosure [Abstract]
Broadcast rights	$ 86,451	$ 71,407
Postretirement benefits other than pensions	3,933	5,570
Stock-based compensation and other employee benefits	17,721	13,447
Pensions	180,368	185,514
Other accrued liabilities	18,904	21,923
Other future deductible items	18,132	14,451
Net operating loss carryforwards	11,072	12,327
Accounts receivable	3,102	2,671
Deferred tax assets, gross	339,683	327,310
Valuation allowance on net operating loss carryforwards	(2,909)	(7,557)
Total deferred tax assets	336,774	319,753
Net intangible assets	669,056	668,450
Investments	418,908	442,554
Deferred gain on partnership contributions	164,322	283,950
Net properties	61,304	49,122
Other	5,807	2,216
Total deferred tax liabilities	1,319,397	1,446,292
Net deferred tax liabilities	$ 982,623	$ 1,126,539